SUPPLEMENTAL CASH FLOW INFORMATION - Other (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other
Income taxes paid/(received)	CAD 2,640	CAD (21,244)	CAD (22,274)
Interest paid	CAD 38,149	CAD 48,545	CAD 65,498